UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA REAL RETURN FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

94427-1112                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
September 30, 2012 (unaudited)

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (11.1%)

              COMMON STOCKS (10.0%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              ADVERTISING (0.1%)
    7,400     Omnicom Group, Inc.                                                 $    382
                                                                                  --------
              APPAREL RETAIL (0.1%)
    2,900     Limited Brands, Inc.                                                     143
                                                                                  --------
              CABLE & SATELLITE (0.2%)
   16,141     Comcast Corp. "A"                                                        577
                                                                                  --------
              GENERAL MERCHANDISE STORES (0.1%)
    4,700     Target Corp.                                                             298
                                                                                  --------
              HOME IMPROVEMENT RETAIL (0.2%)
    4,110     Home Depot, Inc.                                                         248
    5,800     Lowe's Companies, Inc.                                                   175
                                                                                  --------
                                                                                       423
                                                                                  --------
              MOVIES & ENTERTAINMENT (0.1%)
    7,670     Walt Disney Co.                                                          401
                                                                                  --------
              PUBLISHING (0.1%)
    6,250     McGraw-Hill Companies, Inc.                                              341
                                                                                  --------
              RESTAURANTS (0.2%)
    5,775     McDonald's Corp.                                                         530
                                                                                  --------
              Total Consumer Discretionary                                           3,095
                                                                                  --------
              CONSUMER STAPLES (1.6%)
              -----------------------
              DRUG RETAIL (0.2%)
    9,857     CVS Caremark Corp.                                                       477
                                                                                  --------
              HOUSEHOLD PRODUCTS (0.3%)
    3,481     Colgate-Palmolive Co.                                                    373
    2,400     Energizer Holdings, Inc.                                                 179
    4,238     Procter & Gamble Co.                                                     294
                                                                                  --------
                                                                                       846
                                                                                  --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    8,500     Wal-Mart Stores, Inc.                                                    628
                                                                                  --------
              PACKAGED FOODS & MEAT (0.2%)
   15,650     Kraft Foods, Inc. "A"                                                    647
                                                                                  --------
              SOFT DRINKS (0.4%)
    8,060     Coca-Cola Co.                                                            306
    9,385     PepsiCo, Inc.                                                            664
                                                                                  --------
                                                                                       970
                                                                                  --------

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1 |  USAA Real Return Fund
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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              TOBACCO (0.3%)
    2,270     Lorillard, Inc.                                                     $    264
    7,499     Philip Morris International, Inc.                                        675
                                                                                  --------
                                                                                       939
                                                                                  --------
              Total Consumer Staples                                                 4,507
                                                                                  --------
              ENERGY (1.1%)
              -------------
              INTEGRATED OIL & GAS (1.0%)
   11,202     Chevron Corp.                                                          1,305
   11,065     Exxon Mobil Corp.                                                      1,012
    4,250     Occidental Petroleum Corp.                                               366
                                                                                  --------
                                                                                     2,683
                                                                                  --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   13,468     Spectra Energy Corp.                                                     396
                                                                                  --------
              Total Energy                                                           3,079
                                                                                  --------

              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
   22,176     Wells Fargo & Co.                                                        766
                                                                                  --------
              LIFE & HEALTH INSURANCE (0.3%)
   19,755     MetLife, Inc.                                                            681
    8,930     Principal Financial Group, Inc.                                          240
                                                                                  --------
                                                                                       921
                                                                                  --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   10,319     JPMorgan Chase & Co.                                                     418
                                                                                  --------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    4,530     Travelers Companies, Inc.                                                309
                                                                                  --------
              REGIONAL BANKS (0.1%)
    9,010     BB&T Corp.                                                               299
                                                                                  --------
              SPECIALIZED FINANCE (0.1%)
    4,000     CME Group, Inc.                                                          229
                                                                                  --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   30,225     People's United Financial, Inc.                                          367
                                                                                  --------
              Total Financials                                                       3,309
                                                                                  --------
              HEALTH CARE (1.4%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.1%)
    7,550     Cardinal Health, Inc.                                                    294
                                                                                  --------
              HEALTH CARE EQUIPMENT (0.1%)
    9,148     Medtronic, Inc.                                                          394
                                                                                  --------
              MANAGED HEALTH CARE (0.1%)
    7,140     UnitedHealth Group, Inc.                                                 396
                                                                                  --------
              PHARMACEUTICALS (1.1%)
    8,030     Abbott Laboratories                                                      551
   13,348     Johnson & Johnson                                                        920
   17,660     Merck & Co., Inc.                                                        796
   32,300     Pfizer, Inc.                                                             803
                                                                                  --------
                                                                                     3,070
                                                                                  --------
              Total Health Care                                                      4,154
                                                                                  --------

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                                                   Portfolio of Investments |  2

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              INDUSTRIALS (1.2%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
    4,000     Raytheon Co.                                                        $    229
    4,860     United Technologies Corp.                                                380
                                                                                  --------
                                                                                       609
                                                                                  --------
              AIR FREIGHT & LOGISTICS (0.2%)
    8,919     United Parcel Service, Inc. "B"                                          638
                                                                                  --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,000     Caterpillar, Inc.                                                        344
                                                                                  --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   10,463     Republic Services, Inc.                                                  288
                                                                                  --------
              INDUSTRIAL CONGLOMERATES (0.4%)
    2,520     3M Co.                                                                   233
   35,535     General Electric Co.                                                     807
                                                                                  --------
                                                                                     1,040
                                                                                  --------
              INDUSTRIAL MACHINERY (0.2%)
    6,771     Eaton Corp.                                                              320
    1,990     Stanley Black & Decker, Inc.                                             152
                                                                                  --------
                                                                                       472
                                                                                  --------
              Total Industrials                                                      3,391
                                                                                  --------

              INFORMATION TECHNOLOGY (1.6%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.5%)
   31,810     Cisco Systems, Inc.                                                      607
    7,900     Motorola Solutions, Inc.                                                 400
    8,450     QUALCOMM, Inc.                                                           528
                                                                                  --------
                                                                                     1,535
                                                                                  --------
              COMPUTER HARDWARE (0.2%)
      810     Apple, Inc.                                                              540
                                                                                  --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    9,377     Automatic Data Processing, Inc.                                          550
                                                                                  --------
              IT CONSULTING & OTHER SERVICES (0.1%)
    1,609     International Business Machines Corp.                                    334
                                                                                  --------
              SEMICONDUCTORS (0.2%)
   23,280     Intel Corp.                                                              528
                                                                                  --------
              SYSTEMS SOFTWARE (0.4%)
   32,580     Microsoft Corp.                                                          970
                                                                                  --------
              Total Information Technology                                           4,457
                                                                                  --------
              MATERIALS (0.3%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
    4,300     E.I. du Pont de Nemours & Co.                                            216
    1,574     PPG Industries, Inc.                                                     181
                                                                                  --------
                                                                                       397
                                                                                  --------
              INDUSTRIAL GASES (0.1%)
    3,604     Praxair, Inc.                                                            374
                                                                                  --------
              PAPER PRODUCTS (0.1%)
    5,850     International Paper Co.                                                  213
                                                                                  --------
              Total Materials                                                          984
                                                                                  --------

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3 |  USAA Real Return Fund

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   12,613     AT&T, Inc.                                                          $    475
                                                                                  --------

              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    5,970     Southern Co.                                                             275
                                                                                  --------
              MULTI-UTILITIES (0.3%)
   10,500     CenterPoint Energy, Inc.                                                 224
   16,800     CMS Energy Corp.                                                         396
    7,301     Xcel Energy, Inc.                                                        202
                                                                                  --------
                                                                                       822
                                                                                  --------
              Total Utilities                                                        1,097
                                                                                  --------
              Total Common Stocks (cost: $25,672)                                   28,548
                                                                                  --------

              PREFERRED SECURITIES (1.1%)

              ENERGY (0.3%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000     Chesapeake Energy Corp., 5.75%, perpetual (a)                            938
                                                                                  --------
              FINANCIALS (0.4%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   40,000     Citigroup Capital XIII Trust, 7.88%, cumulative redeemable             1,117
                                                                                  --------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   40,000     Qwest Corp., 7.38%, cumulative                                         1,075
                                                                                  --------
              Total Preferred Securities (cost: $3,108)                              3,130
                                                                                  --------
              Total U.S. Equity Securities (cost: $28,780)                          31,678
                                                                                  --------
              INTERNATIONAL EQUITY SECURITIES (9.2%)

              COMMON STOCKS (0.5%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
    6,710     Unilever N.V.                                                            238
                                                                                  --------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
    5,283     Royal Dutch Shell plc "A" ADR                                            367
                                                                                  --------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    5,260     Schlumberger Ltd.                                                        380
                                                                                  --------
              Total Energy                                                             747
                                                                                  --------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
    5,360     Novartis AG ADR                                                          328
                                                                                  --------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                                              MARKET
$(000)/                                                                              VALUE
SHARES        SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    7,665     Vodafone Group plc ADR                                              $    219
                                                                                  --------
              Total Common Stocks (cost: $1,453)                                     1,532
                                                                                  --------

              PREFERRED SECURITIES (1.0%)

              FINANCIALS (1.0%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   40,000     ING Groep N.V., 7.20%, perpetual                                       1,005
   10,000     ING Groep N.V., 8.50%, perpetual                                         262
                                                                                  --------
                                                                                     1,267
                                                                                  --------
              REINSURANCE (0.5%)
   $1,500     Swiss Re Capital I, LP, 6.85%, redeemable, perpetual (a)               1,527
                                                                                  --------
              Total Financials                                                       2,794
                                                                                  --------
              Total Preferred Securities (cost: $2,496)                              2,794
                                                                                  --------

              EXCHANGE-TRADED FUNDS (7.7%)
  527,150     Vanguard MSCI Emerging Markets ETF                                    22,009
                                                                                  --------
              Total International Equity Securities (cost: $27,280)                 26,335
                                                                                  --------
              PRECIOUS METALS AND MINERALS SECURITIES (5.4%)

              GOLD (5.0%)

              AFRICAN GOLD COMPANIES (0.3%)
   18,500     AngloGold Ashanti Ltd. ADR                                               648
   30,000     Gold Fields Ltd. ADR                                                     386
                                                                                  --------
                                                                                     1,034
                                                                                  --------
              AUSTRALIAN GOLD COMPANIES (0.2%)
   16,000     Newcrest Mining Ltd.                                                     484
                                                                                  --------
              EUROPEAN GOLD COMPANIES (0.2%)
    4,000     Randgold Resources Ltd. ADR                                              492
                                                                                  --------
              NORTH AMERICAN GOLD COMPANIES (4.1%)
   15,000     Agnico-Eagle Mines Ltd.                                                  778
   15,000     Alamos Gold, Inc.                                                        292
   19,000     Allied Nevada Gold Corp.*                                                742
   55,000     AuRico Gold, Inc.*                                                       384
   11,200     Barrick Gold Corp.                                                       468
  105,000     Centerra Gold, Inc.                                                    1,315
  104,700     Dundee Precious Metals, Inc.*                                            980
   54,000     Eldorado Gold Corp.                                                      823
   17,200     Goldcorp, Inc.                                                           789
   55,000     IAMGOLD Corp.                                                            869
   46,000     Kinross Gold Corp.                                                       470
   12,300     Newmont Mining Corp.                                                     689
   72,000     Osisko Mining Corp.*                                                     713

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5 |  USAA Real Return Fund

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
   11,400     Royal Gold, Inc.                                                    $  1,138
  100,000     Semafo, Inc.                                                             457
   39,000     Yamana Gold, Inc.                                                        745
                                                                                  --------
                                                                                    11,652
                                                                                  --------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
   13,000     Compania de Minas Buenaventura S.A. ADR                                  506
                                                                                  --------
              Total Gold (cost: $13,294)                                            14,168
                                                                                  --------
              PLATINUM GROUP METALS (0.1%)
   26,000     Impala Platinum Holdings Ltd. (cost $649)                                434
                                                                                  --------

              SILVER (0.3%)
   36,000     Pan American Silver Corp. (cost $822)                                    772
                                                                                  --------
              Total Precious Metals and Minerals Securities (cost: $14,765)         15,374
                                                                                  --------
              GLOBAL REAL ESTATE EQUITY SECURITIES (2.6%)

              COMMON STOCKS (1.4%)

              REITs - INDUSTRIAL (0.1%)
   10,700     ProLogis, Inc.                                                           375
                                                                                  --------
              REITs - OFFICE (0.1%)
    3,500     Boston Properties, Inc.                                                  387
                                                                                  --------
              REITs - RESIDENTIAL (0.4%)
    2,550     AvalonBay Communities, Inc.                                              347
    4,900     Equity LifeStyle Properties, Inc.                                        334
    5,500     Equity Residential Properties Trust                                      316
                                                                                  --------
                                                                                       997
                                                                                  --------
              REITs - RETAIL (0.3%)
    7,300     Regency Centers Corp.                                                    356
    4,400     Taubman Centers, Inc.                                                    337
                                                                                  --------
                                                                                       693
                                                                                  --------
              REITs - SPECIALIZED (0.5%)
    4,600     American Tower Corp.                                                     329
   11,500     Extra Space Storage, Inc.                                                382
    5,800     Health Care REIT, Inc.                                                   335
   21,000     Host Hotels & Resorts, Inc.                                              337
                                                                                  --------
                                                                                     1,383
                                                                                  --------
              Total Common Stocks (cost: $3,339)                                     3,835
                                                                                  --------
              EXCHANGE-TRADED FUNDS (1.2%)

              REITs - DIVERSIFIED (1.2%)
              --------------------------
   88,000     SPDR Dow Jones International Real Estate ETF (cost: $3,441)            3,454
                                                                                  --------
              Total Global Real Estate Equity Securities (cost: $6,780)              7,289
                                                                                  --------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              BONDS (61.6%)

              CORPORATE OBLIGATIONS (34.0%)

              CONSUMER DISCRETIONARY (1.8%)
              -----------------------------
              APPAREL RETAIL (0.3%)
$   1,000     Limited Brands, Inc.                                6.95%       3/01/2033       $    995
                                                                                              --------
              CABLE & SATELLITE (0.4%)
    1,000     Atlantic Broadband Finance, LLC (b)                 5.25        4/04/2019          1,002
                                                                                              --------
              CASINOS & GAMING (0.4%)
    1,000     Harrah's Operating Co., Inc.                       11.25        6/01/2017          1,080
                                                                                              --------
              RESTAURANTS (0.3%)
      975     Dunkin' Brands, Inc. (b)                            4.00       11/23/2017            972
                                                                                              --------
              SPECIALTY STORES (0.4%)
    1,000     Harbor Freight Tools USA, Inc. (b)                  5.50       11/14/2017          1,007
                                                                                              --------
              Total Consumer Discretionary                                                       5,056
                                                                                              --------
              CONSUMER STAPLES (0.7%)
              -----------------------
              HOUSEHOLD PRODUCTS (0.3%)
    1,000     Procter & Gamble Co.                                0.48 (c)   11/14/2012          1,000
                                                                                              --------
              SOFT DRINKS (0.4%)
    1,000     Coca-Cola Co.                                       0.34 (c)    3/14/2014          1,002
                                                                                              --------
              Total Consumer Staples                                                             2,002
                                                                                              --------
              ENERGY (6.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.3%)
    1,000     Alpha Natural Resources, Inc.                       6.00        6/01/2019            840
                                                                                              --------
              OIL & GAS DRILLING (0.4%)
    1,000     Precision Drilling Corp.                            6.63       11/15/2020          1,070
                                                                                              --------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
    1,230     Exterran Holdings, Inc.                             7.25       12/01/2018          1,301
                                                                                              --------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
      500     Berry Petroleum Co.                                 6.75       11/01/2020            535
    1,000     Everest Acquisition, LLC (a)                        6.88        5/01/2019          1,071
    1,000     QEP Resources, Inc.                                 6.80        3/01/2020          1,104
    1,000     Samson Investment Co. (b),(d)                       6.00        9/13/2018          1,008
                                                                                              --------
                                                                                                 3,718
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (3.6%)
    1,000     Copano Energy, LLC                                  7.13        4/01/2021          1,050
    1,000     Enbridge Energy Partners, LP                        8.05       10/01/2037          1,134
    1,000     Enterprise Products Operating, LP                   7.00        6/01/2067          1,077
    1,000     Genesis Energy, LP                                  7.88       12/15/2018          1,065
      500     Markwest Energy Partners Finance Corp.              6.25        6/15/2022            540
      875     Martin Midstream Partners, LP                       8.88        4/01/2018            923
    1,000     NGPL PipeCo, LLC (b)                                6.75        9/15/2017          1,021
    1,000     NGPL PipeCo, LLC (a)                                9.63        6/01/2019          1,142
    1,000     Southern Union Co.                                  3.46 (c)   11/01/2066            802

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7  | USAA Real Return Fund

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$   1,310     Targa Resources Partners, LP (a)                    6.88%       2/01/2021       $  1,428
                                                                                              --------
                                                                                                10,182
                                                                                              --------
              Total Energy                                                                      17,111
                                                                                              --------
              FINANCIALS (14.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    1,000     Bank of New York Mellon                             0.72 (c)    1/31/2014          1,003
      890     NTC Capital I                                       0.98 (c)    1/15/2027            743
    1,500     State Street Capital Trust IV                       1.39 (c)    6/15/2037          1,117
                                                                                              --------
                                                                                                 2,863
                                                                                              --------
              CONSUMER FINANCE (1.8%)
    1,000     Ally Financial, Inc.                                7.50        9/15/2020          1,151
    1,000     American Express Co.                                6.80        9/01/2066          1,074
    1,000     American Express Credit Corp.                       1.22 (c)    6/24/2014          1,011
    1,000     American Honda Finance Corp. (a)                    0.81 (c)   11/07/2012          1,001
    1,000     Toyota Motor Credit Corp.                           0.58 (c)   11/15/2012          1,000
                                                                                              --------
                                                                                                 5,237
                                                                                              --------
              LIFE & HEALTH INSURANCE (2.2%)
    1,000     Great-West Life & Annuity Insurance Co. (a)         7.15        5/16/2046          1,030
    2,000     Lincoln National Corp.                              7.00        5/17/2066          2,033
    1,000     New York Life Global Funding (a)                    0.72 (c)    4/04/2014          1,003
    1,000     Principal Financial Global Fund, LLC                0.98 (c)    1/10/2031            770
    1,500     StanCorp Financial Group, Inc.                      6.90        6/01/2067          1,470
                                                                                              --------
                                                                                                 6,306
                                                                                              --------
              MULTI-LINE INSURANCE (1.7%)
    1,000     Genworth Financial, Inc.                            6.15       11/15/2066            646
    2,000     Glen Meadow (a)                                     6.51        2/12/2067          1,688
    1,500     Nationwide Mutual Insurance Co. (a)                 5.81       12/15/2024          1,382
    1,000     ZFS Finance USA Trust II (a)                        6.45       12/15/2065          1,065
                                                                                              --------
                                                                                                 4,781
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
    1,000     ABN AMRO North America Holding Co. (a)              6.47                -(e)         935
    1,000     Countrywide Financial Corp.                         6.25        5/15/2016          1,091
    1,000     General Electric Capital Corp.                      1.09 (c)    4/07/2014          1,005
    1,000     General Electric Capital Corp.                      6.38       11/15/2067          1,058
    1,000     ILFC E-Capital Trust I (a)                          4.52 (c)   12/21/2065            685
    1,500     JPMorgan Chase Capital XXI                          1.39 (c)    2/02/2037          1,052
                                                                                              --------
                                                                                                 5,826
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (1.6%)
    1,000     Allstate Corp.                                      6.13        5/15/2037          1,034
    1,000     Chubb Corp.                                         6.38        3/29/2067          1,070
      500     HSB Group, Inc.                                     1.37 (c)    7/15/2027            355
    1,000     Ironshore Holdings, Inc. (a)                        8.50        5/15/2020          1,104
    1,000     Progressive Corp.                                   6.70        6/15/2037          1,085
                                                                                              --------
                                                                                                 4,648
                                                                                              --------
              REGIONAL BANKS (2.2%)
    1,000     BB&T Corp.                                          1.15 (c)    4/28/2014          1,007
    1,000     CoBank ACB (a)                                      0.99 (c)    6/15/2022            819
    1,000     Fifth Third Capital Trust IV                        6.50        4/15/2037          1,006
    1,000     First Maryland Capital Trust I                      1.46 (c)    1/15/2027            770
    2,000     KeyCorp Capital I                                   1.20 (c)    7/01/2028          1,532
    1,000     Regions Financial Corp.                             7.75       11/10/2014          1,115
                                                                                              --------
                                                                                                 6,249
                                                                                              --------
              REITs - INDUSTRIAL (0.6%)
    1,500     DuPont Fabros Technology, LP                        8.50       12/15/2017          1,661
                                                                                              --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              REITs - SPECIALIZED (0.8%)
$   1,000     Host Hotels & Resorts, LP                           5.88%       6/15/2019       $  1,105
    1,000     OMEGA Healthcare Investors, Inc.                    6.75       10/15/2022          1,110
                                                                                              --------
                                                                                                 2,215
                                                                                              --------
              Total Financials                                                                  39,786
                                                                                              --------
              HEALTH CARE (0.7%)
              ------------------
              HEALTH CARE FACILITIES (0.4%)
    1,000     Community Health Systems, Inc.                      7.13        7/15/2020          1,068
                                                                                              --------
              PHARMACEUTICALS (0.3%)
    1,000     Mylan, Inc. (a)                                     6.00       11/15/2018          1,065
                                                                                              --------
              Total Health Care                                                                  2,133
                                                                                              --------
              INDUSTRIALS (2.1%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
    1,000     Textron Financial Corp. (a)                         6.00        2/15/2067            850
    1,000     United Technologies Corp.                           0.69 (c)   12/02/2013          1,004
                                                                                              --------
                                                                                                 1,854
                                                                                              --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    1,000     Caterpillar, Inc.                                   0.53 (c)   11/21/2012          1,001
    1,000     John Deere Capital Corp.                            0.64 (c)    3/03/2014          1,003
                                                                                              --------
                                                                                                 2,004
                                                                                              --------
              DIVERSIFIED SUPPORT SERVICES (0.4%)
    1,000     Mobile Mini, Inc.                                   7.88       12/01/2020          1,090
                                                                                              --------
              SECURITY & ALARM SERVICES (0.4%)
    1,000     Geo Group, Inc.                                     6.63        2/15/2021          1,075
                                                                                              --------
              Total Industrials                                                                  6,023
                                                                                              --------
              INFORMATION TECHNOLOGY (1.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.4%)
    1,000     Magic Newco, LLC (b)                                7.25       12/12/2018          1,008
                                                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,000     SunGard Data Systems, Inc.                          7.38       11/15/2018          1,078
                                                                                              --------
              OFFICE ELECTRONICS (0.3%)
    1,000     Xerox Corp.                                         1.26 (c)    5/16/2014            999
                                                                                              --------
              Total Information Technology                                                       3,085
                                                                                              --------
              MATERIALS (0.6%)
              ----------------
              METAL & GLASS CONTAINERS (0.6%)
    1,000     Ball Corp.                                          5.75        5/15/2021          1,082
      500     Crown Americas Capital Corp. III                    6.25        2/01/2021            560
                                                                                              --------
                                                                                                 1,642
                                                                                              --------
              Total Materials                                                                    1,642
                                                                                              --------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    1,000     Frontier Communications Corp.                       7.88        1/15/2027            988
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    1,039     Nextel Communications, Inc.                         7.38        8/01/2015          1,045
    1,000     NII Capital Corp.                                   7.63        4/01/2021            800

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$     500     SBA Telecommunications, Inc. (a)                    5.75%       7/15/2020       $    527
                                                                                              --------
                                                                                                 2,372
                                                                                              --------
              Total Telecommunication Services                                                   3,360
                                                                                              --------
              UTILITIES (5.8%)
              ----------------
              ELECTRIC UTILITIES (1.6%)
    1,000     FPL Group Capital, Inc.                             6.65        6/15/2067          1,073
    1,000     NV Energy, Inc.                                     6.25       11/15/2020          1,161
    1,000     PPL Capital Funding, Inc.                           6.70        3/30/2067          1,041
    1,918     Texas Competitive Electric Holdings Co., LLC (b)    4.76       10/10/2017          1,324
                                                                                              --------
                                                                                                 4,599
                                                                                              --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.6%)
    1,000     AES Corp.                                           7.38        7/01/2021          1,145
    2,500     Calpine Construction Finance Co., LP (a)            7.50        2/15/2021          2,712
      988     Calpine Corp. (b)                                   4.50        4/02/2018            989
      500     IPALCO Enterprises, Inc.                            5.00        5/01/2018            526
    1,000     NRG Energy, Inc. (a)                                6.63        3/15/2023          1,024
    1,000     Reliant Energy, Inc.                                7.63        6/15/2014          1,073
                                                                                              --------
                                                                                                 7,469
                                                                                              --------
              MULTI-UTILITIES (1.6%)
    1,000     Dominion Resources, Inc.                            2.66 (c)    9/30/2066            915
    1,000     Integrys Energy Group, Inc.                         6.11       12/01/2066          1,051
    1,500     Puget Sound Energy, Inc.                            6.97        6/01/2067          1,601
    1,000     Wisconsin Energy Corp.                              6.25        5/15/2067          1,066
                                                                                              --------
                                                                                                 4,633
                                                                                              --------
              Total Utilities                                                                   16,701
                                                                                              --------
              Total Corporate Obligations (cost: $94,739)                                       96,899
                                                                                              --------
              EURODOLLAR AND YANKEE OBLIGATIONS (10.1%)

              CONSUMER STAPLES (0.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    1,000     Viterra, Inc. (a)                                   5.95        8/01/2020          1,087
                                                                                              --------
              PACKAGED FOODS & MEAT (0.2%)
      500     JBS S.A.                                           10.50        8/04/2016            550
                                                                                              --------
              Total Consumer Staples                                                             1,637
                                                                                              --------
              ENERGY (0.8%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.8%)
    2,000     TransCanada Pipelines Ltd.                          6.35        5/15/2067          2,141
                                                                                              --------
              FINANCIALS (5.4%)
              -----------------
              CONSUMER FINANCE (0.4%)
    1,000     Daimler Finance N.A., LLC (a)                       1.24 (c)    4/10/2014          1,004
                                                                                              --------
              DIVERSIFIED BANKS (2.2%)
      580     Barclays Bank plc                                   1.00 (c)   11/29/2049            259
    1,000     Commonwealth Bank of Australia (a)                  1.12 (c)    3/17/2014          1,005
    2,000     HSBC Bank plc                                       1.00 (c)            -(e)         950
    1,000     National Australia Bank Ltd. (a)                    1.40 (c)    7/25/2014          1,011
    1,000     Nordea Bank AB (a)                                  1.36 (c)    1/14/2014          1,005
    1,000     Royal Bank of Scotland Group plc                    9.50        3/16/2022          1,123
    1,000     Westpac Banking Corp. (a)                           1.70 (c)    1/30/2014          1,012
                                                                                              --------
                                                                                                 6,365
                                                                                              --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
$   1,000     Deutsche Bank Capital Trust IV                      4.59% (c)           -(e)    $    685
                                                                                              --------
              MULTI-LINE INSURANCE (0.8%)
    2,000     AXA S.A.                                            1.68 (c)            -(e)       1,010
    1,564     Oil Insurance Ltd. (a)                              3.44 (c)            -(e)       1,374
                                                                                              --------
                                                                                                 2,384
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    1,000     KFW                                                 0.47 (c)    3/13/2015          1,000
      800     Santander U.S. Debt S.A. (a)                        2.49        1/18/2013            796
                                                                                              --------
                                                                                                 1,796
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    2,000     QBE Capital Funding III, LP (a)                     7.25        5/24/2041          2,028
                                                                                              --------
              SOVEREIGN DEBT (0.4%)
    1,000     Kommunalbanken A/S (NBGA) (a)                       0.55 (c)   10/21/2013          1,000
                                                                                              --------
              Total Financials                                                                  15,262
                                                                                              --------
              HEALTH CARE (0.5%)
              ------------------
              PHARMACEUTICALS (0.5%)
    1,500     Valeant Pharmaceuticals International, Inc. (a)                                    1,563
                                                                                              --------
              INDUSTRIALS (0.7%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.7%)
    2,000     Hutchison Whampoa Ltd. (a)                          6.00                -(e)       2,080
                                                                                              --------
              MATERIALS (2.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.3%)
    1,000     Calcipar S.A. (a)                                   6.88        5/01/2018            998
                                                                                              --------
              METAL & GLASS CONTAINERS (0.4%)
    1,000     Ardagh Packaging Finance plc (a)                    7.38       10/15/2017          1,076
                                                                                              --------
              PAPER PRODUCTS (0.6%)
    1,500     Mercer International, Inc.                          9.50       12/01/2017          1,612
                                                                                              --------
              STEEL (0.8%)
    1,300     ArcelorMittal                                       4.00        2/25/2015          1,300
    1,000     FMG Resources (August 2006) Proprietary Ltd.        7.00       11/01/2015          1,000
                                                                                              --------
                                                                                                 2,300
                                                                                              --------
              Total Materials                                                                    5,986
                                                                                              --------
              Total Eurodollar and Yankee Obligations (cost: $28,604)                           28,669
                                                                                              --------
              ASSET-BACKED SECURITIES (1.6%)

              FINANCIALS (1.6%)
              -----------------
              ASSET-BACKED FINANCING (1.6%)
      833     Ari Fleet Lease Trust (a)                           0.77        3/15/2020            834
    1,000     Arran Residential Mortgages Funding plc (a)         1.88       11/19/2047          1,021
    1,000     Bank of America Credit Card Trust                   4.97        3/15/2016          1,041
      188     GE Equipment Transportation, LLC                    0.77       10/21/2013            188
    1,000     Holmes Master Issuer plc (a)                        1.87       10/15/2054          1,012

================================================================================

11  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$     516     MMAF Equipment Finance, LLC (a)                     0.90%       4/15/2014       $    516
                                                                                              --------
                                                                                                 4,612
                                                                                              --------
              Total Financials                                                                   4,612
                                                                                              --------
              Total Asset-Backed Securities (cost: $4,578)                                       4,612
                                                                                              --------
              COMMERCIAL MORTGAGE SECURITIES (5.4%)

              FINANCIALS (5.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
    2,000     Bear Stearns Commercial Mortgage Securities, Inc.   4.99        9/11/2042          2,025
    1,000     Citigroup Commercial Mortgage Trust                 5.40        7/15/2044          1,025
    1,000     Commercial Mortgage Pass-Through Certificates       5.21        6/10/2044          1,042
    1,000     Credit Suisse First Boston Mortgage
                 Securities Corp.                                 5.10        8/15/2038          1,055
    1,000     GE Capital Commercial Mortgage Corp.                5.33        3/10/2044            898
    1,000     Greenwich Capital Commercial Funding Corp.          5.88        7/10/2038          1,101
    1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.04       10/15/2042            874
    1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.57        4/15/2043            934
      400     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 6.15        2/15/2051            407
    1,000     Merrill Lynch Mortgage Trust                        5.14        7/12/2038          1,024
      500     Merrill Lynch Mortgage Trust                        5.67        5/12/2039            463
      400     Morgan Stanley Capital I                            5.82        6/11/2042            396
    1,000     Morgan Stanley Capital I                            5.07        8/13/2042          1,040
    1,000     Wachovia Bank Commercial Mortgage Trust             5.36       12/15/2044            889
      500     Wachovia Bank Commercial Mortgage Trust             5.60       10/15/2048            519
    1,475     Wachovia Bank Commercial Mortgage Trust             5.34       11/15/2048          1,598
                                                                                              --------
                                                                                                15,290
                                                                                              --------
              Total Financials                                                                  15,290
                                                                                              --------
              Total Commercial Mortgage Securities (cost: $14,263)                              15,290
                                                                                              --------
              U.S. TREASURY SECURITIES (7.6%)

              INFLATION-INDEXED NOTES (7.6%)
    1,083     1.25%, 4/15/2014                                                                   1,126
    8,405     1.25%, 7/15/2020 (f)                                                              10,059
    6,403     2.50%, 1/15/2029 (f)                                                               9,175
    1,105     2.63%, 7/15/2017                                                                   1,337
                                                                                              --------
                                                                                                21,697
                                                                                              --------
              Total U.S. Treasury Securities (cost: $18,428)                                    21,697
                                                                                              --------
              MUNICIPAL BONDS (1.1%)

              APPROPRIATED DEBT (0.4%)
    1,000     Univ. of California                                 0.81 (c)    7/01/2041(g)       1,000
                                                                                              --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
    1,000     Illinois State Finance Auth.                        1.13        4/01/2013(g)       1,000

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                                                          MARKET
$(000)/                                                         COUPON                           VALUE
SHARES        SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
    $1,000    Indiana State Finance Auth. "A"                     0.65% (c)   5/01/2034(g)    $  1,000
                                                                                              --------
                                                                                                 2,000
                                                                                              --------
              Total Municipal Bonds (cost: $3,000)                                               3,000
                                                                                              --------
              EXCHANGE-TRADED FUNDS (1.8%)
    54,671    iShares iBoxx High Yield Corporate Bond Fund (cost: $5,000)                        5,050
                                                                                              --------
              Total Bonds (cost: $168,612)                                                     175,217
                                                                                              --------
              MONEY MARKET INSTRUMENTS (9.7%)

              VARIABLE-RATE DEMAND NOTES (0.3%)

              MUNICIPAL BONDS (0.3%)
              ----------------------
              AIRPORT/PORT (0.3%)
    $1,000    Clark County(LOC - Landesbank Baden-Wurttemberg)
                 (cost: $1,000)                                   0.65        7/01/2029          1,000
                                                                                              --------
              MONEY MARKET FUNDS (9.4%)
26,632,522    State Street Institutional Liquid Reserve Fund, 0.21% (h)
                 (cost: $26,633)                                                                26,633
                                                                                              --------
              Total Money Market Instruments (cost: $27,633)                                    27,633
                                                                                              --------

              TOTAL INVESTMENTS (COST: $273,850)                                              $283,526
                                                                                              ========

================================================================================

13  | USAA Real Return Fund

================================================================================

                                                       VALUATION HIERARCHY
                                                       -------------------

                                             (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES        OTHER        SIGNIFICANT
                                              IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                               MARKETS       OBSERVABLE        INPUTS
                                            FOR IDENTICAL      INPUTS
ASSETS                                         ASSETS                                          TOTAL
----------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                              $ 28,548        $     --           $--        $ 28,548
   Preferred Securities                          1,075           2,055            --           3,130
International Equity Securities:
   Common Stocks                                 1,532              --            --           1,532
   Preferred Securities                            262           2,532            --           2,794
   Exchange-Traded Funds                        22,009              --            --          22,009
Precious Metals And Minerals Securities:
   Gold                                         14,168              --            --          14,168
   Platinum Group Metals                           434              --            --             434
   Silver                                          772              --            --             772
Global Real Estate Equity Securities:
   Common Stocks                                 3,835              --            --           3,835
   Exchange-Traded Funds                         3,454              --            --           3,454
Bonds:
  Corporate Obligations                             --          96,899            --          96,899
  Eurodollar And Yankee Obligations                 --          28,669            --          28,669
  Asset-Backed Securities                           --           4,612            --           4,612
  Commercial Mortgage Securities                    --          15,290            --          15,290
  U.S. Treasury Securities                      21,697              --            --          21,697
  Municipal Bonds                                   --           3,000            --           3,000
  Exchange-Traded Funds                          5,050              --            --           5,050
Money Market Instruments:
  Variable-Rate Demand Notes                        --           1,000            --           1,000
  Money Market Funds                            26,633              --            --          26,633
----------------------------------------------------------------------------------------------------
Total                                         $129,469        $154,057           $--        $283,526
----------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

15  | USAA Real Return Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and all bonds, except U.S. Treasuries and Exchange-Traded Funds, which are valued based on methods discussed in Note 1A5, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements

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17  | USAA Real Return Fund

================================================================================

are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,010,000.

E. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $15,269,000 and $5,593,000, respectively, resulting in net unrealized appreciation of $9,676,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $284,661,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.9% of net assets at September 30, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the Norway Government.

SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2012.
(d) At September 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $1,008,000.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

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19  | USAA Real Return Fund

================================================================================

(f) At September 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(h) Rate represents the money market fund annualized seven-day yield at September 30, 2012.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.